Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows (in millions):

	As of		As of
	December 31, 2021	Goodwill impairment	December 31, 2022
Goodwill	$1,114	$—	$1,114
Accumulated impairment loss	—	(1,114)	(1,114)
Carrying amount of goodwill	$1,114	$(1,114)	$—